VEDDER PRICE P.C. 222 NORTH LASALLES STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005

COREY L. ZARSE
312-609-7785	CHICAGO • NEW WORK CITY• WASHINGTON D.C.
czarse@vedderprice.com

April 16, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549
     Re: Nuveen Insured Tax-Free Advantage Municipal Fund (the “Registrant”); File No. 811-21213
To The Commission:
     On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 8C (File No. 333-157992) relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Insured Florida Tax-Free Advantage Municipal Fund into Nuveen Insured Tax-Free Advantage Municipal Fund.
     Concurrently herewith, the Registrant has filed by letter a request for acceleration of effectiveness as of April 17, 2009.
     Please contact the undersigned at (312) 609-7785 if you have questions or comments regarding the filing.
Very truly yours,
/s/ Corey L. Zarse
CLZ/kc
Enclosures